Operating Assets and Liabilities - Other Payables (Details) - DKK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Operating Assets and Liabilities
Liabilities related to collaboration agreements	kr 15	kr 8
Staff cost liabilities	134	48
Other liabilities	892	715
Accounts payable	145	69
Total at December 31	1,186	840
Non-current other payables	1	1
Current other payables	1,185	kr 839
Pension obligations	kr 0